Cash and Cash Equivalents	3 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 4 - Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents are carried at cost, which approximates fair value. The Company had cash of $542,033 and $595,536 on its balance sheet as of June 30, 2023 and March 31, 2023, respectively. The Company had no cash equivalent as of June 30, 2023 and March 31, 2023.

DEEP MEDICINE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)